Organization and Nature of Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Company's Principal Subsidiaries and VIEs
As of March 31, 2021, the Company’s principal subsidiaries and VIEs are as follows:

	Place of incorporation	Date of incorporation or acquisition	Equity interest held	Principal activities
Principal subsidiaries
Chengxing (1)	PRC	January 09, 2015	100%	Investment holding
Guangzhou Xiaopeng Motors Technology Co., Ltd. (“Xiaopeng Technology”)	PRC	May 12, 2016	100%	Design and technology development
Guangzhou Xiaopeng Automobile Manufacturing Co., Ltd.	PRC	April 07, 2017	100%	Manufacturing of vehicles
Zhaoqing Xiaopeng New Energy Investment Co., Ltd.	PRC	February 02, 2020	100%	Manufacturing of vehicles
Zhaoqing Xiaopeng Automobile Co., Ltd.(“Zhaoqing XPeng”)	PRC	May 18, 2017	100%	Manufacturing of vehicles
Xiaopeng Automobile Sales Co., Ltd.	PRC	January 08, 2018	100%	Vehicle wholesale and retail
Beijing Xiaopeng Automobile Co., Ltd.	PRC	April 28, 2018	100%	Vehicle wholesale and retail, design and technology development
Shenzhen Xiaopeng Automobile Sales Service Co., Ltd.	PRC	August 06, 2018	100%	Vehicle wholesale and retail
Shanghai Xiaopeng Automobile Sales Service Co., Ltd.	PRC	October 10, 2018	100%	Vehicle wholesale and retail
Guangzhou Xiaopeng Automatic Driving Technology Co., Ltd	PRC	November 18, 2019	100%	Technology development
Shanghai Xiaopeng Motors Technology Co., Ltd.	PRC	February 12, 2018	100%	Technology development and vehicle retail
Guangzhou Xiaopeng Smart Charging Technology Co. Ltd	PRC	June 22, 2020	100%	Smart charging technology development
XSense. AI, Inc.	United States	November 27, 2018	100%	Technology development
XMotors. AI, Inc.	United States	January 05, 2018	100%	Technology development
XPeng (Hong Kong) Limited	Hong Kong	February 12, 2019	100%	Investment holding

(1)
As a transitional arrangement and part of the Reorganization, a series of contractual agreements were entered into among WFOE, Chengxing and its existing shareholders, including the exclusive business cooperation agreement, the equity pledge agreement, the exclusive option agreement and the power of attorney. Consequently, WFOE became the primary beneficiary of Chengxing. In May 2020, WFOE exercised its rights under the contractual arrangement and purchased 100% of Chengxing. Consequently, Chengxing became an indirect wholly owned subsidiary of XPeng Inc.

(2)	The English names of the subsidiaries and VIEs represent the best effort by the management of the Company in translating its Chinese names as they do not have official English name.

	Place of incorporation	Date of incorporation or acquisition	Economic interest held	Principal activities
VIEs
Guangzhou Zhipeng IoV Technology Co., Ltd. (“Zhipeng loV”)	PRC	May 23, 2018	100%	Ride-hailing services and operating the related mobile app
Guangzhou Yidian Zhihui Chuxing Technology Co., Ltd.(Yidian Chuxing)	PRC	May 24, 2018	100%	Mobile apps and providing value-added services

As of December 31, 2020, the Company’s principal subsidiaries and VIEs are as follows:

	Place of incorporation	Date of incorporation or acquisition	Equity interest held	Principal activities
Principal subsidiaries
Chengxing (1)	PRC	January 09, 2015	100%	Investment holding
Guangzhou Xiaopeng Motors Technology Co., Ltd.(“Xiaopeng Technology”)	PRC	May 12, 2016	100%	Design and technology development
Guangzhou Xiaopeng Automobile Manufacturing Co., Ltd.	PRC	April 07, 2017	100%	Manufacturing of vehicles
Zhaoqing Xiaopeng New Energy Investment Co., Ltd.	PRC	February 02, 2020	100%	Manufacturing of vehicles
Zhaoqing Xiaopeng Automobile Co., Ltd.(“Zhaoqing XPeng”)	PRC	May 18, 2017	100%	Manufacturing of vehicles
Xiaopeng Automobile Sales Co., Ltd.	PRC	January 08, 2018	100%	Vehicle wholesale and retail
Beijing Xiaopeng Automobile Co., Ltd.	PRC	April 28, 2018	100%	Vehicle wholesale and retail, design and technology development
Shenzhen Xiaopeng Automobile Sales Service Co., Ltd.	PRC	August 06, 2018	100%	Vehicle wholesale and retail
Shanghai Xiaopeng Automobile Sales Service Co., Ltd.	PRC	October 10, 2018	100%	Vehicle wholesale and retail
Guangzhou Xiaopeng Automatic Driving Technology Co., Ltd	PRC	November 18, 2019	100%	Technology development
Xiaopeng Automobile Service Co., Ltd.	PRC	February 12, 2018	100%	Adminstrative center
XSense. AI, Inc.	United States	November 27, 2018	100%	Technology development
XMotors. AI, Inc.	United States	January 05, 2018	100%	Technology development
XPeng (Hong Kong) Limited	Hong Kong	February 12, 2019	100%	Investment holding

(1)
As a transitional arrangement and part of the Reorganization, a series of contractual agreements were entered into among WFOE, Chengxing and its existing shareholders, including the exclusive business cooperation agreement, the equity pledge agreement, the exclusive option agreement and the power of attorney. Consequently, WFOE became the primary beneficiary of Chengxing. In May 2020, Guangdong Xiaopeng Motors Technology Co., Ltd exercised its rights under the contractual arrangement and purchased 100% of Chengxing. Consequently, Chengxing became an indirect wholly owned subsidiary of XPeng Inc.

	Place of incorporation	Date of incorporation or acquisition	Economic interest held	Principal activities
VIEs
Guangzhou Zhipeng IoV Technology Co., Ltd.(“Zhipeng IoV”)	PRC	May 23, 2018	100%	Ride-hailing services and operating the related mobile app
Guangzhou Yidian Zhihui Chuxing Technology Co., Ltd.(Yidian Chuxing)	PRC	May 24, 2018	100%	Mobile apps and providing value-added services